iDirect Private Markets Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2026

	Geographic Region	Cost	Fair Value	% of Net Assets	Initial Acquisition Date
INVESTMENT INTERESTS - 94.45%

DIRECT ACCESS INVESTMENTS (1) - 61.19%

DIRECT ACCESS INVESTMENTS - 61.19%
KKR Prosvasi 2022 AIV, L.P. (2)	Americas	$ 17,972,516	$ 26,313,867	2.09%	3/10/2023
KKR Prosvasi 2022, L.P. *	Global	149,901,968	188,731,476	14.96%	10/26/2022
Vista Prosvasi 2023, L.P. *	Americas	215,283,057	249,813,491	19.81%	7/20/2023
Vista Equity Partners Hubble, L.P. *	Americas	23,290,933	40,759,134	3.23%	2/27/2025
Warburg Pincus Prosvasi 2023 (Cayman), L.P. *	Global	56,686,111	74,567,543	5.91%	8/9/2023
Warburg Pincus Prosvasi 2023 (E&P), L.P. (2) *	Americas	4,469,490	4,797,610	0.38%	8/9/2023
Warburg Pincus Prosvasi 2023, L.P.	Global	98,925,720	151,455,561	12.01%	8/9/2023
Warburg Pincus Prosvasi (Cayman) 2026, L.P. *	Global	6,821,412	6,815,370	0.54%	5/22/2026
Warburg Pincus Prosvasi 2026, L.P.	Global	18,567,825	18,455,969	1.46%	3/26/2026
WP Sinatra Co-Invest 1, L.P. *	Americas	3,824,100	3,824,100	0.30%	6/2/2026
WP TGI Co-Investment, L.P. *	Americas	5,026,852	6,254,687	0.50%	7/16/2025
TOTAL DIRECT ACCESS INVESTMENTS		600,769,984	771,788,808	61.19%

SYNDICATED CO-INVESTMENTS (1) - 8.53%

SYNDICATED CO-INVESTMENTS - 8.53%
Durational Consumer SPV IV GP, L.P. *	Americas	2,251,179	-	0.00%	2/8/2022
KKR Atlantic Co-Invest L.P. *	Americas	10,000,000	6,485,951	0.51%	7/22/2022
KKR Banff Co-Invest L.P.	Americas	10,000,000	20,369,698	1.62%	9/28/2018
KKR Byzantium Infrastructure Co-Invest L.P.	Europe	4,196,320	7,098,729	0.56%	10/3/2017
KKR Cape Co-Invest L.P. *	Americas	6,113,330	6,603,473	0.52%	11/12/2021
KKR Enterprise Co-Invest AIV B L.P. *	Americas	257,674	270,522	0.02%	7/14/2020
KKR Gamma Co-Invest L.P. *	Americas	310,738	108,179	0.01%	8/29/2022
KKR Inception Co-Invest, L.P. *	Europe	11,920,253	18,449,287	1.47%	1/3/2023
KKR Olympus Co-Invest, L.P. *	Europe	5,170,423	5,681,645	0.45%	10/18/2022
KKR Pegasus Co-Invest L.P. *	Europe	5,098,500	7,989,125	0.63%	7/7/2022
KKR Renovate Co-Invest L.P. *	Asia	5,000,000	4,830,884	0.38%	3/21/2022
KKR Sigma Co-Invest L.P. *	Europe	7,500,000	7,328,801	0.58%	6/11/2018
KKR Sprint Co-Invest L.P. *	Europe	3,294,799	-	0.00%	9/27/2022
LC Sports Pte. Ltd. *	Asia	2,282,797	7,920	0.00%	11/2/2018
Nutraceutical Investco LP *	Americas	2,573,441	1,809,811	0.14%	7/15/2019
Uno Co-Invest L.P.	Americas	4,950,000	18,515,673	1.48%	6/7/2017
WestCap Hopper 2021 Co-Invest, LLC *	Americas	1,603,568	2,018,018	0.16%	9/23/2021
TOTAL SYNDICATED CO-INVESTMENTS		82,523,022	107,567,716	8.53%

INVESTMENT FUNDS (1) - 24.56%

PRIMARY INVESTMENTS - 13.66%
Bridge Growth Partners (Parallel), L.P. *	Americas	392,773	233	0.00%	2/23/2016
KKR Americas Fund XII L.P.	Americas	46,271,544	63,625,274	5.05%	3/31/2017
KKR Asian Fund III L.P.	Asia	38,632,348	47,557,128	3.77%	3/31/2017
KKR European Fund IV L.P. *	Europe	2,962,289	3,103,672	0.25%	12/17/2015
KKR European Fund V (USD) SCSp	Europe	23,989,849	26,639,438	2.11%	11/5/2018
KKR Health Care Strategic Growth Fund L.P.	Americas	12,022,327	14,438,402	1.14%	8/4/2017
KKR Next Generation Technology Growth Fund II SCSp (2) *	Global	4,399,818	5,476,377	0.43%	7/11/2019
L Catterton Asia 3 LP *	Asia	2,479,205	1,644,589	0.13%	12/4/2018
Oak Hill Capital Partners IV, L.P. *	Americas	319,002	5,102	0.00%	3/31/2017
Providence Strategic Growth Europe L.P. (2) *	Europe	1,151,986	1,360,348	0.11%	11/11/2019
RB Equity Fund II-A, L.P. *	Americas	984,991	1,620,635	0.13%	12/3/2018
The Resolute Fund IV, L.P.	Americas	550,568	1,224,928	0.10%	9/28/2018
Warburg Pincus (Callisto) Global Growth (Cayman) 14, L.P. *	Global	1,353,885	1,720,720	0.14%	8/25/2023
Warburg Pincus Global Growth 14 (Chai), L.P. *	Global	313,750	418,885	0.03%	8/16/2024
Warburg Pincus Global Growth 14 (E&P)-1, L.P. *	Global	112,016	118,444	0.01%	8/25/2023
Warburg Pincus Global Growth 14, L.P.	Global	2,220,219	3,292,630	0.26%	8/25/2023
TOTAL PRIMARY INVESTMENTS		138,156,570	172,246,805	13.66%

SECONDARY INVESTMENTS - 10.90%
AEA EXC CF LP *	Americas	4,898,815	6,146,026	0.49%	8/11/2022
Bain Capital Empire Holdings, L.P. *	Americas	4,412,604	4,678,004	0.37%	10/28/2022
Charles River Partnership XIII, L.P. *	Americas	20,604	56,381	0.00%	6/29/2018
Eurazeo Capital IV A SCSp *	Europe	2,221,968	2,063,927	0.16%	1/28/2019
Eurazeo Capital IV D SCSp *	Europe	923,029	24,219	0.00%	1/28/2019
Foundation Capital V, L.P. *	Americas	3,410	40,500	0.00%	6/29/2018
Foundation Capital VI, L.P. *	Americas	126,608	199,019	0.02%	6/29/2018
Foundation Capital VII, L.P. *	Americas	418,264	751,382	0.06%	6/29/2018
Foundation Capital VIII, L.P. *	Americas	715,390	8,238,337	0.64%	6/29/2018
GA Continuity Fund I, L.P.	Americas	4,486,984	5,015,788	0.40%	6/22/2021

iDirect Private Markets Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

	Geographic Region		Cost	Fair Value	% of Net Assets	Initial Acquisition Date
SECONDARY INVESTMENTS (Continued) - 10.90%
Icon Partners V, L.P. *	Americas		$ 4,805,978	$ 5,514,456	0.44%	12/22/2021
KKR Asian Fund L.P. *	Asia		1,757,641	15,932	0.00%	12/29/2016
KKR Asian Fund (Ireland III MIT) I L.P. *	Asia		1,088,708	-	0.00%	12/29/2016
KKR Asian Fund II Private Investors Offshore, L.P.	Asia		3,207,185	453,661	0.04%	9/30/2017
KKR China Growth Fund, L.P. *	Asia		2,921,764	-	0.00%	6/29/2018
KKR European Fund III, Limited Partnership *	Europe		1,511,425	-	0.00%	12/31/2015
KKR Gaudi Investors L.P. *	Europe		8,626,190	7,131,833	0.57%	5/4/2017
KKR Indigo Equity Partners A L.P. (2) *	Americas		15,481,488	18,485,430	1.46%	6/8/2022
KKR Lending Partners II L.P. (2) *	Americas		366,788	22,829	0.00%	3/31/2017
KKR North America Fund XI L.P. (2) *	Americas		15,664,705	9,452,034	0.75%	10/29/2015
KKR North America Fund XI (Wave) L.P. (2) *	Americas		1,158,120	-	0.00%	10/29/2015
KKR Real Estate Partners Americas II L.P. *	Americas		9,217,539	1,051,742	0.08%	5/31/2018
L Catterton VIII Offshore, L.P. (2) *	Americas		3,021,051	2,595,789	0.21%	9/27/2019
Lime Rock Partners IV AF, L.P. *	Americas		34,113	469,216	0.04%	6/21/2018
Menlo Ventures X LP *	Americas		2,493,985	60,423	0.00%	12/31/2017
Menlo Ventures XI LP *	Americas		4,951,686	835,655	0.07%	12/31/2017
Pegasus WSJLL Fund, L.P. *	Americas		5,319,273	6,433,585	0.51%	12/14/2021
Pueblo Co-Invest-A LP *	Americas		2,424,282	4,063,065	0.32%	6/25/2019
RB Equity Fund I-A LP *	Americas		3,488,714	5,385,793	0.43%	12/31/2018
The Resolute II Continuation Fund, L.P.	Americas		873,178	466,357	0.04%	8/31/2018
Vista Equity Partners Fund IV (Parallel), L.P. *	Global		25,757,750	31,504,663	2.49%	11/17/2025
Vista Foundation Fund II-A, L.P. *	Americas		8,826,005	11,870,819	0.94%	11/17/2025
Warburg Pincus XI (Asia), L.P. *	Asia		4,548,046	824,498	0.07%	9/30/2017
WP DVT, L.P. *	Americas		2,126,000	3,069,309	0.24%	3/11/2022
Yorktown Energy Partners VIII, L.P. (2) *	Americas		477,288	-	0.00%	9/30/2018
Yorktown Energy Partners IX, L.P. (2)	Americas		264,481	66,561	0.01%	9/30/2018
Yorktown Energy Partners X, L.P. (2)	Americas		403,422	569,805	0.05%	9/30/2018
TOTAL SECONDARY INVESTMENTS			149,044,481	137,557,038	10.90%

TOTAL INVESTMENT FUNDS			287,201,051	309,803,843	24.56%

EQUITY INVESTMENTS - 0.17%

PREFERRED STOCKS (1) - 0.17%		Shares
FINANCIAL - 0.17%
New York Digital Investment Group, LLC (2)(3) *	Americas	74	2,000,000	1,484,942	0.12%	2/25/2022

Information Technology - 0.05%
InvestX DSF Holdings XXIII LLC (3) *	Americas	1,460	2,081,170	675,908	0.05%	2/16/2022

TOTAL PREFERRED STOCKS			4,081,170	2,160,850	0.17%

COMMON STOCK- 0.00% **
ENERGY - 0.00% **
Ramaco Resources, Inc. (2)	Americas	509	7,536	6,734	0.00%	6/17/2026

TOTAL COMMON STOCK			7,536	6,734	0.00%
TOTAL INVESTMENT INTERESTS			974,582,763	1,191,327,951	94.45%

SHORT-TERM INVESTMENT - 7.59%

MONEY MARKET FUND - 7.59%
Fidelity Government Portfolio - Institutional Class 3.57%^		7,620,532	7,620,532	7,620,532	0.61%
Fidelity Treasury Portfolio - Class I 3.55%^ (2)		88,092,478	88,092,478	88,092,478	6.98%
TOTAL SHORT-TERM INVESTMENTS			$ 95,713,010	$ 95,713,010	7.59%

TOTAL INVESTMENTS - 102.04% (Cost - $ 1,070,295,773 ) (4)				$ 1,287,040,961
LIABILITIES IN EXCESS OF OTHER ASSETS - (2.04%)				(25,677,969)
NET ASSETS - 100.00%				$ 1,261,362,992

* Non-income producing.
** Rounds to less than 0.005%
^ Yield disclosed is the seven day effective yield as of June 30, 2026.
(1) Securities restricted to resale represents $1,191,321,217 or 94.45% of net assets.
(2) All or part of these investments are holdings of iDPE Subsidiary, LLC, a wholly-owned subsidiary of the Fund.
(3) The fair value of this investment is determined using significant unobservable inputs and is classified as level 3 on the GAAP hierarchy.
(4) The fair value of total investments consists of the following regions (excluding short-term investments):

	Cost		Fair Value	% of Net Assets
Americas	$ 469,030,028		$ 566,557,943	44.91%
Asia	61,917,694		55,334,612	4.39%
Global	365,060,474		482,557,638	38.26%
Europe	78,567,031		86,871,024	6.89%
Total Investments	$ 974,575,227		$ 1,191,321,217	94.45%